Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
UK
Disclosure of defined benefit plans [line items]
Duration (years)	13 years	18 years
The Netherlands
Disclosure of defined benefit plans [line items]
Duration (years)	15 years	18 years
Rest of world
Disclosure of defined benefit plans [line items]
Duration (years)	11 years	12 years
Bottom of range
Disclosure of defined benefit plans [line items]
Duration (years)	4 years	7 years
Top of range
Disclosure of defined benefit plans [line items]
Duration (years)	18 years	21 years
Active members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	11.00%	14.00%
Active members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	8.00%	12.00%
Active members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	8.00%	12.00%
Active members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	19.00%	20.00%
Deferred members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	28.00%	33.00%
Deferred members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	31.00%	36.00%
Deferred members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	38.00%	43.00%
Deferred members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	14.00%	17.00%
Retired members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	61.00%	53.00%
Retired members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	61.00%	52.00%
Retired members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	54.00%	45.00%
Retired members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	67.00%	63.00%